Debt - Short term (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Principal Outstanding	$ 143.6	$ 134.7
Deferred finance charges	(10.2)	(12.5)
Debt discount	(6.8)	(6.8)
Debt premium	2.7	2.7
Short-term debt	129.3	118.1
2028 Notes
Debt Instrument [Line Items]
Short-term debt outstanding	101.0	101.0
2030 Notes
Debt Instrument [Line Items]
Short-term debt outstanding	$ 42.6	$ 33.7